Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Treasury Stock, Common [Member]	Common Stock [Member]	Common Stock [Member] Yerbae Brands Corp [Member]	Common Stock Payable [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Yerbae Brands Corp [Member]	Retained Earnings [Member]	Retained Earnings [Member] Yerbae Brands Corp [Member]	Total	Yerbae Brands Corp [Member]
Shares issued for option exercises									$ 192,000
Shares issued as compensation in connection with financings									(192,000)
Balance at Dec. 31, 2022		$ 22,339	$ 3,022	$ 477,000	$ 53,763,929	$ 9,027,460	$ (50,597,674)	$ (13,663,598)	3,665,594	$ (4,633,116)
Balance, shares at Dec. 31, 2022		22,338,888	30,217,566
Issuance of common shares		$ 4,316			3,446,359	4,619,081			$ 3,450,675	4,619,081
Issuance of common shares, shares		4,315,787	2,522,810						300,000
Shares issued for services		$ 1,675			676,259				$ 677,925	$ 3,700,000
Shares issued for services, shares		1,675,000								3,000,000
Shares issued for services and stock payable		$ 300		248,230	191,700				440,230
Shares issued for services and stock payable, shares		300,000
Purchase of intangible asset		$ 5,000			2,463,500				2,468,500
Purchase of intangible asset, shares		5,000,000
Warrant conversions related to offerings		$ 10,267			8,877,570				8,887,837
Warrant conversions related to offerings, shares		10,266,845
Warrant conversions related to promissory notes		$ 1,200			1,117,200				1,118,400
Warrant conversions related to promissory notes, shares		1,200,000
Deconsolidation of SRM Entertainment and change to equity method of accounting					551,757				551,757
Fair value of price reduction on conversion price for notes and warrants					1,120,333				1,120,333
Fair value of options granted to employees					39,444				39,444
Warrant issuance					364,960	4,384,524			364,960	$ 4,384,524
Promissory note conversion		$ 537			499,463				500,000
Shares issued in connection with convertible promissory note, shares		537,634
Fair value of warrants granted for services					545,703				545,703
Fair value of options granted					68,819				68,819
Net loss							(15,083,041)	(20,824,039)	(15,083,041)	(20,824,039)
Shares issued for option exercises						481,574				$ 481,574
Shares issued as compensation in connection with financings, shares			5,554,447
Shares issued for Warrant conversions, shares										375,000
Convertible debt conversion into common shares						5,039,606				$ 5,039,606
Convertible debt conversion into common shares, shares			6,013,624
Recapitalization			$ (3,022)			643,731				640,709
Recapitalization, shares			8,239,215
Shares issued as compensation in connection with financings						(481,574)				(481,574)
Exercise of warrants						1,225,741				1,225,741
Exercise of warrants, shares			1,274,464
Performance shares issued in connection of Merger						6,086,596				6,086,596
Performance shares issued in connection of Merger, shares			5,000,000
Stock-based compensation expense						2,667,466				2,667,466
Stock-based compensation expense, shares
Balance at Dec. 31, 2023		$ 45,634		725,230	73,726,987	33,212,631	(65,680,715)	(34,487,637)	8,817,136	(1,275,006)
Balance, shares at Dec. 31, 2023		45,634,154	58,822,126
Issuance of common shares									358,543
Shares issued for services		$ 2,727		642,750	3,431,573				$ 4,077,050
Shares issued for services, shares		2,727,436							2,727,436
Warrant issuance					2,293,301				$ 2,293,300
Fair value of options granted					15,013,755				15,013,755
Net loss							(49,409,632)	(10,618,687)	(49,409,632)	(10,618,687)
Shares issued in Private Placements for cash		$ 8,131			10,617,388				$ 10,625,519
Shares issued in Private Placements for cash, shares		8,130,837							8,130,837
Shares issued -payable for settlement				875,000					$ 875,000
Shares issued for employee bonus		$ 750			1,042,500				$ 1,043,250
Shares issued for employee bonus, shares		750,000							750,000
Shares issued for option exercises		$ 153			75,847	(64,285)			$ 76,000	(64,285)
Shares issued as compensation in connection with financings, shares		153,000	214,285						153,000
Shares issued for Warrant conversions		$ 2,996			3,959,718				$ 3,962,714
Shares issued for Warrant conversions, shares		2,996,127							2,996,127
Deconsolidation of Caring Brands					943,722				$ 943,722
Convertible debt conversion into common shares		$ 2,249		(245,044)	2,045,229				$ 1,802,434
Convertible debt conversion into common shares, shares		2,248,760							2,248,760
Fair value of options granted, shares
Deemed Dividends					(2,293,301)				$ (2,293,300)
Shares issued as compensation in connection with financings		(153)			(75,847)	64,285			(76,000)	64,285
Exercise of warrants						1,551,979				1,551,979
Exercise of warrants, shares			1,451,098
Stock-based compensation expense						4,018,493				4,018,493
Stock-based compensation expense, shares			1,493,908
Shares issued-Special Warrants
Shares issued-Special Warrants, shares			1,103,811
Balance at Dec. 31, 2024		$ 62,640		$ 1,997,936	$ 110,856,719	$ 38,847,388	$ (115,090,347)	$ (45,106,324)	$ (2,173,052)	$ (6,258,936)
Balance, shares at Dec. 31, 2024		62,640,314	63,085,228